INVENTORIES, NET (Tables)	6 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories, Net
	September 30,	March 31,
	2025	2025
Purchased office equipment for sale	$1,326,282	$1,015,852
Equipment parts and supplies	893,293	755,735
Other supplies	57,668	46,615
Subtotal	2,277,243	1,818,202
Less: inventory reserve	(22,772)	(18,182)
Inventories, net	$2,254,471	$1,800,020